Note 19 - Income Tax and Social Contributions (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of components of income tax expense [text block]
Income tax and social contribution (expense) income	12/31/2024	12/31/2023
Current	(7,528)	(8,979)
Deferred	27,910	2,260
	20,382	(6,719)

Schedule of effective income tax rate reconciliation [text block]
	12/31/2024	12/31/2023
Loss before income tax and social contribution	(90,363)	(31,527)
Statutory tax rate	27%	27%
Tax benefits at statutory rate	24,398	8,512
Reconciling items
Impact of foreign income tax rate differential	4,525	(2,294)
Exclusion of Canadian tax credits	(6,944)	(17,362)
Tax losses carryforward from previous years	(1,405)	4,324
Other	(192)	101
Current and deferred income tax and social contribution	20,382	(6,719)
Effective tax rate	22.6%	(21.3% )

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	12/31/2023	Income	Equity	12/31/2024
Temporary differences:
Pre-operational expenses	4,586	(1,004)	-	3,582
Tax loss carry forward	-	11,746	-	11,746
Provision for bonus payments	57	(57)	-	-
Provision for social projects	508	(508)	-	-
Unrealized foreign currency fluctuation	(3,889)	15,920	-	12,031
Leasing	-	(20)	-	(20)
Taxes installments program	153	1,810	-	1,963
Commission provision	803	(177)	-	626
Other	42	200	-	242
Foreign currency translation adjustment of subsidiaries	(190)	-	(2,317)	(2,507)
Total deferred tax assets	2,070	27,910	(2,317)	27,663